Borrowings, Other Debts and Derivative Liabilities - Schedule of Short-Term Borrowings (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Short-Term Borrowings [Abstract]
Bank borrowings	¥ 13,138	$ 1,872	¥ 15,213	$ 2,107	¥ 86,261